Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits	$ 0	$ 0
Amounts accrued for the payment of interest and penalties	0	0
Federal Depository Insurance Coverage	250,000	$ 250,000
Number of warrants to purchase shares issued		434,000
Surrozen Inc [Member]
Unrecognized tax benefits		$ 921,000	$ 673,000	$ 188,000
Deferred transaction costs, Noncurrent	$ 1,344,000	0
Lease term	April 2025
Restricted cash non current	$ 405,000	405,000	$ 405,000
Surrozen Inc [Member] | Other Noncurrent Assets [Member]
Deferred transaction costs, Noncurrent	$ 1,300,000	$ 0
Initial Public Offering and private placement
Number of warrants to purchase shares issued	3,211,334	3,211,334